UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/29/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.

February 29, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.0%	Rate (%)	Date	Amount ($)		Value ($)
California--4.0%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.22	3/7/12	3,315,000	a	3,315,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.20	3/7/12	5,730,000	a	5,730,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.20	3/7/12	2,600,000	a	2,600,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	3/27/12	3,500,000		3,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	3,000,000		3,000,000

Colorado--4.7%
Colorado,
Education Loan Program
Revenue, TRAN	2.00	6/29/12	5,000,000		5,030,607
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.15	3/7/12	4,500,000	a	4,500,000
JPMorgan Chase Putters/Drivers
Trust (Colorado, General Fund
TRAN) (Liquidity Facility;
JPMorgan Chase Bank)	0.13	3/1/12	7,000,000 a,b,c		7,000,000
RBC Municipal Products Inc. Trust
(Denver City and County,

Aviation Airport System
Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.19	3/7/12	5,000,000 a,b,c		5,000,000

District of Columbia--1.6%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Trust)	0.26	3/7/12	7,160,000	a	7,160,000

Florida--9.7%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(P-FLOATS Series PT-3319)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.40	3/7/12	3,125,000 a,b,c		3,125,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.21	3/7/12	20,000,000	a	20,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.12	3/7/12	12,000,000	a	12,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.44	3/7/12	4,000,000	a	4,000,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(LOC; Branch Banking and Trust
Co.)	0.13	3/7/12	2,500,000	a	2,500,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.53	3/7/12	2,580,000	a	2,580,000

Georgia--3.5%
Atlanta,
Airport Revenue, CP (LOC;

Wells Fargo Bank)	0.18	4/17/12	6,000,000		6,000,000
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.13	3/7/12	6,000,000	a	6,000,000
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	11/13/12	2,000,000		2,022,095
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.23	3/7/12	1,840,000	a	1,840,000

Illinois--1.6%
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.18	3/7/12	7,370,000	a	7,370,000

Indiana--3.4%
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	1,400,000		1,410,548
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.34	3/7/12	10,920,000	a	10,920,000
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.47	3/7/12	3,380,000 a,b,c		3,380,000

Iowa--1.3%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.18	3/7/12	6,000,000	a	6,000,000

Kansas--.6%

Olathe,
Health Facilities Revenue
(Olathe Medical Center) (LOC;
Bank of America)	0.20	3/1/12	2,900,000	a	2,900,000

Louisiana--3.6%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals - Geismar Project)
(LOC; FHLB)	0.13	3/7/12	9,000,000	a	9,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.11	3/1/12	7,500,000	a	7,500,000

Maryland--.2%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.21	3/7/12	1,000,000	a	1,000,000

Massachusetts--3.6%
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.14	3/7/12	16,300,000	a	16,300,000

Michigan--2.4%
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue (LOC;
Citibank NA)	0.16	3/7/12	11,000,000	a	11,000,000

Minnesota--1.1%
University of Minnesota,
CP	0.13	4/4/12	2,000,000		2,000,000
University of Minnesota,
CP	0.15	4/9/12	3,150,000		3,150,000

Missouri--.9%

Missouri Development Finance
Board, LR, CP (LOC: U.S. Bank
NA)	0.12	4/3/12	4,000,000		4,000,000

Nevada--2.4%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.16	3/15/12	5,890,000		5,890,000
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.16	5/22/12	5,000,000		5,000,000

New Hampshire--5.9%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; FHLB)	0.17	3/7/12	8,235,000	a	8,235,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.11	3/1/12	9,800,000	a	9,800,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.11	3/1/12	8,900,000	a	8,900,000

New Jersey--1.2%
Montclair Township,
Temporary Notes	1.50	3/9/12	2,100,000		2,100,227
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	3,400,000		3,415,801

New York--2.0%
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.11	4/5/12	5,000,000		5,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity

Facility; Bank of America)	0.22	3/7/12	4,000,000	a	4,000,000

North Carolina--1.9%
North Carolina,
GO Notes (Higher Education)	5.00	6/1/12	1,000,000		1,012,206
North Carolina Medical Care
Commission, Health Care
Facility Revenue
(MERLOTS-Series A39)
(Providence Place Retirement
Community Nursing Home
Project) (Liquidity Facility;
Wells Fargo Bank and LOC; GNMA)	0.14	3/7/12	2,120,000 a,b,c		2,120,000
Wells Fargo Stage Trust
(North Carolina, Capital
Improvement Limited Obligation
Bonds) (Liquidity Facility;
Wells Fargo Bank)	0.17	3/7/12	5,515,000 a,b,c		5,515,000

Ohio--2.4%
Columbus,
Sewerage System Revenue
(JPMorgan Chase PUTTERS,
Series 2456) (Liquidity
Facility; JPMorgan Chase Bank)	0.16	3/7/12	1,400,000 a,b,c		1,400,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.21	3/7/12	2,245,000	a	2,245,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.21	3/7/12	2,175,000	a	2,175,000
Montgomery County,
Revenue (Catholic Health
Initiatives) (Liquidity
Facility; U.S. Bank NA)	0.12	3/7/12	3,000,000	a	3,000,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	2,000,000		2,005,022

Oregon--1.1%
Oregon,
GO Notes (Veterans' Welfare

Bonds) (Liquidity Facility;
Bank of Tokyo-Mitsubishi UFJ)	0.13	3/7/12	5,000,000	a	5,000,000

Pennsylvania--14.7%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	5,500,000		5,536,801
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.32	8/2/12	4,600,000		4,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.14	3/7/12	10,500,000	a	10,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.14	3/7/12	13,500,000	a	13,500,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo
Bank)	0.35	3/7/12	1,000,000	a	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.21	3/7/12	1,400,000	a	1,400,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Trust)	0.20	3/7/12	4,720,000	a	4,720,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.31	3/7/12	15,000,000	a	15,000,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; Bank of
Tokyo-Mitsubishi UFJ Trust
Company)	0.14	3/7/12	5,000,000	a	5,000,000
RBC Municipal Products Inc. Trust
(Allegheny County Hospital

Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.16	3/7/12	5,500,000 a,b,c		5,500,000

South Carolina--2.7%
Charleston County School District,
GO Notes, TAN	2.50	4/1/12	5,000,000		5,009,990
Darlington County School District,
GO Notes	1.25	5/1/12	2,000,000		2,003,066
South Carolina Association of
Governmental Organizations, COP	1.50	4/13/12	5,500,000		5,508,167

Tennessee--6.2%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.16	3/7/12	15,000,000	a	15,000,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.25	3/1/12	8,000,000	a	8,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.13	3/7/12	5,400,000	a	5,400,000

Texas--14.3%
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.30	3/29/12	1,000,000		1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area

Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	3/29/12	9,000,000		9,000,000
JPMorgan Chase Putters/Drivers
Trust (Texas, GO Notes, TRAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	3/1/12	6,635,000 a,b,c		6,635,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.37	5/11/12	5,000,000		5,000,000
Puttable Floating Option Tax
Exempt Receipts (Birdville
Independent School District,
Unlimited Tax School Building
Bonds) (LOC; Permanent School
Fund Guarantee Program)	0.22	3/7/12	4,000,000 a,b,c		4,000,000
Puttable Floating Option Tax
Exempt Receipts (Texas
Transportation Commission,
State Highway Fund First Tier
Revenue) (Liquidity Facility;
Bank of America)	0.22	3/7/12	4,000,000 a,b,c		4,000,000
RBC Municipal Products Inc. Trust
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.16	3/7/12	4,000,000 a,b,c		4,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America, State Street Bank and
Trust Co. and U.S. Bank NA)	0.20	3/14/12	5,000,000		5,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.18	3/7/12	9,000,000	a	9,000,000
Texas Department of Housing and
Community Affairs, SFMR	0.16	3/7/12	7,795,000	a	7,795,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase

Bank)	0.19	3/6/12	5,000,000		5,000,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.12	3/12/12	5,000,000		5,000,000

Virginia--1.5%
Richmond,
CP (Liquidity Facility; Bank
of America)	0.19	3/6/12	5,000,000		5,000,000
Virginia Public School Authority,
School Educational Technology
Notes	5.00	4/15/12	1,610,000		1,619,779

Washington--.7%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.21	3/7/12	3,040,000	a	3,040,000

Wisconsin--.4%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.15	3/1/12	1,700,000	a	1,700,000

Wyoming--.4%
Uinta County,
PCR, Refunding (Chevron U.S.A.
Inc. Project)	0.08	3/1/12	2,000,000	a	2,000,000

Total Investments (cost $456,114,309)			100.0%		456,114,309
Cash and Receivables (Net)			.0%		35,947
Net Assets			100.0%		456,150,256

a	Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities amounted to $51,675,000 or 11.3% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
P-FLOATS	Puttable Floating Option Tax-Exempts Receipts	PILOT	Payment in Lieu of Taxes
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	456,114,309
Level 3 - Significant Unobservable Inputs	-
Total	456,114,309

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels_
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)